Fair Value Measurements and Hierarchy (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of carrying amounts of financial instruments

	December 31, 2022
	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities:
Liability for private placement warrants	$40	$—	$—	$40
Liability for public warrants	$1,477	$1,477	$—	$—

	December 31, 2021
	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities:
Liability for private placement warrants	$502	$—	$—	$502
Liability for public warrants	$10,881	$10,881	$—	$—

Schedule of Level 3 inputs into option pricing model

The key Level 3 inputs into the option pricing model related to the private placement warrants to purchase Class A common stock were as follows:

	December 31,
	2022		2021
Volatility	55%		60%
Risk-free interest rate	4.11%		1.26%
Exercise price	$11.50		$11.50
Expected term	3.9	Years	4.9	Years

Summary of changes in company's Level 3 fair value measurements

	Three Months Ended March 31,
	2023	2022

	(in thousands)
Beginning balance	$40	$502
Mark-to-market adjustment	(16)	(19)
Ending balance	$24	$483

	Successor		Predecessor
	Year	December 3, 2021
	Ended	through
	December	December 31,	January 1, 2021
	31, 2022	2021	through
	(Private	(Private	December 2, 2021
	Placement	Placement	(Class D
	Warrants)	Warrants)	Warrants)
Beginning balance	$502	$793	$6,316
Mark-to-market adjustment of stock warrants	(462)	(291)	7,665
Ending balance	$40	$502	$13,981